SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 6 -        SHARE-BASED COMPENSATION

A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information is as follows:

	For the six months ended June 30, 2019
	Number	Weighted average exercise price (in $)	Weighted average remaining contractual life (in years)

Options outstanding at beginning of period	422,784	15.54	8.6
Options granted	20,814	2.68
Options forfeited	(50,492)	12.92

Options outstanding at end of period	393,106	14.14	7.98

Options exercisable at end of period	95,675	44.92	4.35

A summary of the Company’s RSUs activity is as follows:

For the six months ended June 30, 2019

Unvested at beginning of year	109,469
Granted	-
Vested	(1,402)
Forfeited	(18,228)
Unvested at end of year	89,839